United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/16

Date of Reporting Period: Six months ended 11/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2015
Share Class	Ticker
Institutional	FIMTX
Y	FIMYX

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At November 30, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Education	14.5%
Water & Sewer	12.0%
Tollroad	11.2%
Hospital	9.0%
Airport	7.9%
Industrial Development/Pollution Control Revenue	6.6%
Public Power	6.5%
General Obligation—State	6.4%
Dedicated Tax	5.5%
Electric & Gas	4.6%
Other[2]	16.5%
Other Assets and Liabilities—Net[3]	(0.7)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 84.2% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—96.6%
		Alabama—0.9%
$930,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	$939,616
		Arizona—1.2%
1,000,000		Arizona Board of Regents, System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00% (Arizona State University), 7/1/2022	1,199,970
		California—4.8%
1,000,000	[1]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.26%, 4/1/2036	990,060
1,000,000		California State, Various Purpose UT GO Refunding Bonds, 5.00%, 8/1/2031	1,169,100
1,000,000	[1]	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (SIFMA Index Mode) (Series 2011A-2), 0.39%, 7/1/2036	994,910
1,500,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2029	1,802,100
		TOTAL	4,956,170
		Colorado—3.9%
1,000,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012B), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2023	1,119,940
1,355,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2010A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2022	1,554,944
500,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 1.76% (National Public Finance Guarantee Corp. INS), 9/1/2039	501,640
750,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.00%, 6/1/2024	873,855
		TOTAL	4,050,379
		Delaware—1.2%
1,060,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	1,281,519
		Florida—9.7%
1,000,000		Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2028	1,086,110
1,000,000		Broward County, FL Airport System, Airport Revenue Bonds (Series 2013A), 5.00%, 10/1/2021	1,167,600
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$1,000,000	Hillsborough County, FL Aviation Authority, Subordinated Revenue Refunding Bonds (Series 2013A), 5.00% (Tampa International Airport), 10/1/2021	$1,162,060
750,000	Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.00%, 9/1/2028	889,177
1,000,000	Miami-Dade County, FL Aviation, Revenue Refunding Bonds (Series 2014), 5.00%, 10/1/2027	1,150,630
785,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2018	863,900
250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2014B), 5.00%, 7/1/2024	300,163
1,025,000	Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2018	1,129,406
1,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	1,207,561
1,000,000	Palm Beach County, FL Health Facilities Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2022	1,122,480
	TOTAL	10,079,087
	Georgia—4.5%
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,181,100
1,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2025	1,224,290
1,000,000	Burke County, GA Development Authority, PCRBs (Series 2013A), 2.40% TOBs (Oglethorpe Power Corp.), Mandatory Tender 4/1/2020	1,012,550
1,000,000	Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue Bonds (Series 2015B), 5.00%, 7/1/2026	1,255,030
	TOTAL	4,672,970
	Guam—0.8%
745,000	Guam Power Authority, Revenue Bonds (Series 2014A), 5.00%, 10/1/2024	869,780
	Illinois—7.7%
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2010F), 5.25%, 1/1/2022	1,127,730
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	675,400
1,000,000	Chicago, IL, Project & Refunding UT GO Bonds (Series 2003B), 5.00%, 1/1/2023	1,073,900
2,000,000	Illinois Finance Authority, Revenue Bonds (Series 2015), 5.00% (Northwestern University), 12/1/2026	2,483,420
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$1,000,000	Illinois State, UT GO Bonds, 5.50% (National Public Finance Guarantee Corporation INS), 8/1/2018	$1,078,800
1,000,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2019	1,076,520
500,000	Illinois State, UT GO Refunding Bonds (Series 2007B), 5.25%, 1/1/2021	553,185
	TOTAL	8,068,955
	Indiana—1.9%
2,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	2,007,720
	Iowa—0.8%
750,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	789,998
	Kentucky—1.8%
1,545,000	Louisville & Jefferson County, KY Metropolitan Sewer District, Revenue Bonds (Series 2014A), 5.00%, 5/15/2024	1,891,945
	Massachusetts—1.2%
1,000,000	University of Massachusetts Building Authority, MA, Revenue Refunding Bonds (Senior Series 2015-2), 5.00% (University of Massachusetts), 11/1/2028	1,220,200
	Michigan—5.0%
500,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (Detroit, MI Sewage Disposal System)/(AGM INS), 7/1/2029	566,685
500,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-2), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2025	581,155
1,000,000	Michigan State Trunk Line, State Trunk Line Refunding Bonds (Series 2014), 5.00%, 11/15/2021	1,190,780
800,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2027	975,488
2,050,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.125%), 6/1/2034	1,882,433
	TOTAL	5,196,541
	Minnesota—0.6%
500,000	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Refunding Bonds (Series 2014A), 5.00%, 1/1/2029	577,525
	Mississippi—1.8%
1,500,000	Lowndes County, MS Solid Waste Disposal, PCRBs (Project A), 6.80% (Weyerhaeuser Co.), 4/1/2022	1,863,300
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—2.2%
$2,000,000		Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Refunding Bonds (latan 2 Project) (Series 2014A), 5.00%, 1/1/2029	$2,302,300
		Nebraska—0.5%
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	552,710
		New Jersey—5.9%
375,000		New Jersey EDA, Special Facility Revenue Bonds (Series 2000B), 5.625% (Continental Airlines, Inc.), 11/15/2030	419,640
1,000,000		New Jersey EDA, Tax-Exempt Private Activity Bonds (Series 2013), 5.25% (Goethals Bridge Replacement Project), 1/1/2025	1,149,620
1,000,000		New Jersey State EDA, School Facilities Construction Refunding Bonds (Series 2012II), 5.00% (New Jersey State), 3/1/2027	1,057,440
685,000		New Jersey State EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State)/(United States Treasury COL), 3/1/2018	747,171
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00% (New Jersey State), 6/15/2021	1,084,780
1,500,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	1,665,405
		TOTAL	6,124,056
		New Mexico—1.0%
1,000,000		University of New Mexico, Revenue Bonds (Series A), 5.00% (AGM Corp. INS), 6/1/2021	1,061,170
		New York—6.2%
650,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2008), 5.75%, 7/15/2018	715,592
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2034	1,133,150
500,000		Monroe County, NY IDC, Revenue Bonds (Series 2015A), 5.00% (University of Rochester, NY), 7/1/2031	591,450
500,000		Monroe County, NY IDC, Revenue Bonds (Series 2015A), 5.00% (University of Rochester, NY), 7/1/2032	588,690
1,000,000		New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2030	1,181,450
500,000	[2,3]	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2014), 3.75% TOBs (Casella Waste Systems, Inc.), 12/2/2019	499,520
1,000,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series 183 AMT), 3.75%, 10/1/2023	1,074,230
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$625,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue), 5/1/2019	$702,025
		TOTAL	6,486,107
		Ohio—4.2%
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	890,020
1,000,000		Cincinnati, OH Water System, Revenue Bonds (Series 2015B), 5.00%, 12/1/2024	1,236,440
1,000,000		Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, 8/15/2022	1,211,230
1,000,000		Ohio Water Development Authority, PCRBs (Series 2010-C), 4.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2019	1,033,370
		TOTAL	4,371,060
		Pennsylvania—9.5%
1,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,711,791
1,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2025	1,102,460
1,000,000	[1]	Geisinger Authority, PA Health System, (Geisinger Health System), Health System Revenue Bonds (Series 2014B), 1.23%, 6/1/2028	1,010,260
1,425,000		Pennsylvania Economic Development Financing Authority, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2022	1,627,093
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2021	582,095
1,430,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.28%, 12/1/2020	1,440,568
1,150,000		Pennsylvania State University, Revenue Bonds, 5.00%, 3/1/2021	1,320,683
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,108,190
		TOTAL	9,903,140
		Tennessee—1.8%
1,000,000		Chattanooga, TN Electric System, Refunding Revenue Bonds (Series 2015A), 5.00%, 9/1/2028	1,218,680
565,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	641,416
		TOTAL	1,860,096
		Texas—12.0%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2027	873,225
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	$1,070,420
500,000		Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 4.75% (United Airlines, Inc.)/(Original Issue Yield: 4.90%), 7/1/2024	549,495
640,000		Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2015B-2), 5.00% (United Airlines, Inc.), 7/15/2020	684,870
2,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.91%, 5/15/2034	1,991,220
95,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2008A), 6.00%, 1/1/2023	103,808
905,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2008A), 6.00% (United States Treasury PRF 1/1/2018@100), 1/1/2023	999,772
1,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2026	1,179,790
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	926,910
1,000,000		Tarrant, TX Regional Water District, Water Transmission Facilities Contract Revenue Bonds (Series 2012), 5.00%, 9/1/2020	1,169,290
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25% (Bank of America Corp. GTD), 12/15/2026	1,221,270
650,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2008D), 5.625% (Bank of America Corp. GTD)/(Original Issue Yield: 6.015%), 12/15/2017	685,256
1,000,000	[1]	Texas State Transportation Commission, (Texas State), State of Texas GO Mobility Fund & Refunding Bonds Series 2014-B), 0.39%, 10/1/2041	991,420
		TOTAL	12,446,746
		Washington—2.7%
860,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	1,031,441
1,500,000		Washington State, Refunding UT GO Bonds (Series R-2013A), 5.00%, 7/1/2024	1,794,795
		TOTAL	2,826,236
		West Virginia—0.5%
500,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	499,440
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Wisconsin—2.3%
$2,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Refunding Bonds (Series 2014A), 5.00% (Hospital Sisters Services, Inc.), 11/15/2023	$2,407,000
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $97,320,030)	100,505,736
	SHORT-TERM MUNICIPALS—4.1%[4]
	Ohio—1.3%
1,350,000	Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.01%, 12/1/2015	1,350,000
	Pennsylvania—2.8%
1,550,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia) /(Wells Fargo Bank, N.A. LIQ), 0.01%, 12/1/2015	1,550,000
1,400,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.10%, 12/1/2015	1,400,000
	TOTAL	2,950,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	4,300,000
	TOTAL MUNICIPAL INVESTMENTS (IDENTIFIED COST $101,620,030)[5]	104,805,736
	OTHER ASSETS AND LIABILITIES NET—(0.7)%[6]	(709,307)
	TOTAL NET ASSETS—100%	$104,096,429
Securities that are subject to the federal alternative minimum tax (AMT) represent 10% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2015, these restricted securities amounted to $499,520, which represented 0.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2015, these liquid restricted securities amounted to $499,520, which represented 0.5% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	The cost of investments for federal tax purposes amounts to $101,617,747.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2015, all investments of the Fund utilized Level 2 inputs, in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
COL	—Collateralized
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2015	Year Ended May 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	10.08	$10.17	$10.41	$10.43	$9.92	$9.89
Income From Investment Operations:
Net investment income	0.12	0.24	0.25	0.27	0.31	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.08	(0.01)	(0.05)	(0.02)	0.51	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.23	0.20	0.25	0.82	0.37
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.25)	(0.27)	(0.31)	(0.34)
Distributions from net realized gain on investments and futures contracts	—	(0.08)	(0.19)	—	—	—
TOTAL DISTRIBUTIONS	(0.12)	(0.32)	(0.44)	(0.27)	(0.31)	(0.34)
Net Asset Value, End of Period	$10.16	$10.08	$10.17	$10.41	$10.43	$9.92
Total Return[1]	2.00%	2.32%	2.12%	2.43%	8.42%	3.85%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	2.45%[2]	2.37%	2.52%	2.60%	3.08%	3.48%
Expense waiver/reimbursement[3]	0.40%[2]	0.41%	0.42%	0.38%	0.45%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$98,884	$101,995	$89,705	$101,232	$115,174	$114,601
Portfolio turnover	14%	37%	29%	36%	45%	30%
1	Based on net asset value. Total returns for periods less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2015	Year Ended May 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.08	$10.17	$10.41	$10.43	$9.92	$9.89
Income From Investment Operations:
Net investment income	0.13	0.26	0.27	0.29	0.33	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	0.08	(0.01)	(0.05)	(0.02)	0.51	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.25	0.22	0.27	0.84	0.39
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.27)	(0.29)	(0.33)	(0.36)
Distributions from net realized gain on investments and futures contracts	—	(0.08)	(0.19)	—	—	—
TOTAL DISTRIBUTIONS	(0.13)	(0.34)	(0.46)	(0.29)	(0.33)	(0.36)
Net Asset Value, End of Period	$10.16	$10.08	$10.17	$10.41	$10.43	$9.92
Total Return[1]	2.09%	2.50%	2.30%	2.61%	8.62%	4.04%
Ratios to Average Net Assets:
Net expenses	0.38%[2]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.63%[2]	2.55%	2.70%	2.77%	3.20%	3.67%
Expense waiver/reimbursement[3]	0.34%[2]	0.35%	0.36%	0.32%	0.39%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,213	$4,650	$3,504	$8,470	$5,189	$1,616
Portfolio turnover	14%	37%	29%	36%	45%	30%
1	Based on net asset value. Total returns for periods less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2015 (unaudited)
Assets:
Total investments in securities, at value (identified cost $101,620,030)		$104,805,736
Cash		80,431
Income receivable		1,235,194
Receivable for investments sold		300,000
Receivable for shares sold		11,250
TOTAL ASSETS		106,432,611
Liabilities:
Payable for investments purchased	$2,119,850
Payable for shares redeemed	75,045
Income distribution payable	68,110
Payable for other service fees (Notes 2 and 5)	20,170
Payable for Directors'/Trustees' fees (Note 5)	443
Payable for administrative fee (Note 5)	222
Payable for investment adviser (Note 5)	167
Accrued expenses (Note 5)	52,175
TOTAL LIABILITIES		2,336,182
Net assets for 10,243,300 shares outstanding		$104,096,429
Net Assets Consists of:
Paid-in capital		$100,700,951
Net unrealized appreciation of investments		3,185,706
Accumulated net realized gain on investments and futures contracts		176,246
Undistributed net investment income		33,526
TOTAL NET ASSETS		$104,096,429
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$98,883,683 ÷ 9,730,343 shares outstanding, no par value, unlimited shares authorized		$10.16
Class Y Shares:
$5,212,746 ÷ 512,957 shares outstanding, no par value, unlimited shares authorized		$10.16
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2015 (unaudited)
Investment Income:
Interest			$1,572,745
Expenses:
Investment adviser fee (Note 5)		$208,443
Administrative fee (Note 5)		40,794
Custodian fees		5,431
Transfer agent fees		21,856
Directors'/Trustees' fees (Note 5)		3,867
Auditing fees		13,225
Legal fees		6,413
Other service fees (Notes 2 and 5)		120,357
Portfolio accounting fees		42,621
Share registration costs		19,604
Printing and postage		7,618
Miscellaneous (Note 5)		7,361
TOTAL EXPENSES		497,590
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(176,658)
Reimbursement of other operating expenses (Notes 2 and 5)	(31,449)
TOTAL WAIVER AND REIMBURSEMENT		(208,107)
Net expenses			289,483
Net investment income			1,283,262
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			43,471
Net realized loss on futures contracts			(82,872)
Net change in unrealized appreciation of investments			766,075
Net change in unrealized depreciation of futures contracts			63,506
Net realized and unrealized gain on investments and futures contracts			790,180
Change in net assets resulting from operations			$2,073,442
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2015	Year Ended 5/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,283,262	$2,327,041
Net realized gain (loss) on investments and futures contracts	(39,401)	1,248,734
Net change in unrealized appreciation/depreciation of investments and futures contracts	829,581	(1,433,096)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,073,442	2,142,679
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,180,246)	(2,231,722)
Class Y Shares	(69,998)	(82,659)
Distributions from net realized gain on investments
Institutional Shares	—	(798,178)
Class Y Shares	—	(27,155)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,250,244)	(3,139,714)
Share Transactions:
Proceeds from sale of shares	7,376,940	31,564,363
Net asset value of shares issued to shareholders in payment of distributions declared	860,529	2,083,258
Cost of shares redeemed	(11,609,439)	(19,213,841)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,371,970)	14,433,780
Change in net assets	(2,548,772)	13,436,745
Net Assets:
Beginning of period	106,645,201	93,208,456
End of period (including undistributed net investment income of $33,526 and $508, respectively)	$104,096,429	$106,645,201
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2015 (unaudited)
1. ORGANIZATION
Intermediate Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the “Fund”). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares may bear other service fees unique to that class.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended November 30, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$120,357	$(31,449)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
At November 30, 2015, the Fund had no outstanding futures contracts.
Semi-Annual Shareholder Report

The average notional value of short futures contracts held by the Fund throughout the period was $4,270,089. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended November 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(82,872)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$63,506
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2015		Year Ended 5/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	531,173	$5,355,256	2,880,168	$29,413,129
Shares issued to shareholders in payment of distributions declared	85,012	858,150	203,622	2,075,963
Shares redeemed	(1,002,723)	(10,094,718)	(1,790,388)	(18,237,660)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(386,538)	$(3,881,312)	1,293,402	$13,251,432

	Six Months Ended 11/30/2015		Year Ended 5/31/2015
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	200,776	$2,021,684	212,206	$2,151,234
Shares issued to shareholders in payment of distributions declared	236	2,379	716	7,295
Shares redeemed	(149,378)	(1,514,721)	(96,229)	(976,181)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	51,634	$509,342	116,693	$1,182,348
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(334,904)	$(3,371,970)	1,410,095	$14,433,780
4. FEDERAL TAX INFORMATION
At November 30, 2015, the cost of investments for federal tax purposes was $101,617,747. The net unrealized appreciation of investments for federal tax purposes was $3,187,989. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,347,189 and net unrealized depreciation from investments for those securities having an excess of cost over value of $159,200.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2015, the Adviser voluntarily waived $176,658 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended November 30, 2015, FSSC received $729 and reimbursed $31,449 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $24,550,000 and $21,750,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course is reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2015, were as follows:
Purchases	$12,935,260
Sales	$19,365,052
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2015, there were no outstanding loans. During the six months ended November 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2015, there were no outstanding loans. During the six months ended November 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2015	Ending Account Value 11/30/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,020.00	$2.83
Class Y Shares	$1,000	$1,020.90	$1.92
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.20	$2.83
Class Y Shares	$1,000	$1,023.10	$1.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Class Y Shares	0.38%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Intermediate Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for both the one-year and three-year periods, and the Fund's performance was above the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 458810108
CUSIP 458810603
8010413 (1/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Intermediate Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016